Listing and related expenses (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	54,577,465
Equity shares, face value	₨ 1,000
Issue price per share	₨ 142
Cash consideration	₨ 61,253
Adjusted share transaction	3,285
Prepayments of other assets	412,407,000	₨ 108,956,000
Prepaid expense	281,885,000	29,546,000
Prepayments of other assets	₨ 54,238,000	₨ 23,591,000	₨ 55,818,000
Yatra India [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	42,394,366
Shareholders [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	12,183,099
Intermediate Holdco Of Yatra India [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	11,751,729
Noncontrolling Interest Yatra India [Member]
IfrsStatementLineItems [Line Items]
Equity shares, fresh issue	431,360